Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity	$ 9,149			$ 28,845	$ 39,781	$ 33,679
Accumulated Other Comprehensive Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity	(15,947)			10,167	14,653	9,329
Retained Earnings
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity	$ 16,121			$ 8,859	$ 0	0
Cumulative effect of change in accounting principle
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity						$ (246)
ASU 2018-12 | Cumulative effect of change in accounting principle | Minimum
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity			$ 800
ASU 2018-12 | Cumulative effect of change in accounting principle | Minimum | Accumulated Other Comprehensive Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity			(400)
ASU 2018-12 | Cumulative effect of change in accounting principle | Minimum | Retained Earnings
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity			1,200
ASU 2018-12 | Cumulative effect of change in accounting principle | Minimum | Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity		$ (1,000)
ASU 2018-12 | Cumulative effect of change in accounting principle | Minimum | Subsequent Event | Accumulated Other Comprehensive Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity		(1,800)
ASU 2018-12 | Cumulative effect of change in accounting principle | Minimum | Subsequent Event | Retained Earnings
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity		800
ASU 2018-12 | Cumulative effect of change in accounting principle | Maximum
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity			1,300
ASU 2018-12 | Cumulative effect of change in accounting principle | Maximum | Accumulated Other Comprehensive Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity			(900)
ASU 2018-12 | Cumulative effect of change in accounting principle | Maximum | Retained Earnings
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity			$ 1,700
ASU 2018-12 | Cumulative effect of change in accounting principle | Maximum | Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity		(1,500)
ASU 2018-12 | Cumulative effect of change in accounting principle | Maximum | Subsequent Event | Accumulated Other Comprehensive Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity		(2,300)
ASU 2018-12 | Cumulative effect of change in accounting principle | Maximum | Subsequent Event | Retained Earnings
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity		$ 1,300
Building
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	40 years
Furniture and Fixtures
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	10 years
Office Equipment
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	5 years
Capitalized Software Costs
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	10 years